Revision to prior period financial statements - Consolidated statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Property, plant and equipment	$ 816.1	$ 1,322.2	[1]	$ 1,709.7
Noncurrent assets	1,986.6	3,322.2	[1]	4,361.6
TOTAL ASSETS	4,489.6	4,246.5	[1]	5,334.2
Deferred income tax liabilities	40.4	88.6	[1]	125.2
Deferred revenue	111.2	45.4
Trade and other non-current payables	122.3	50.6	[1]	38.9
Non-current liabilities	3,376.1	3,912.7	[1]	3,817.8
Deferred revenue	46.6	19.5
Trade and other current payables	278.0	377.1	[1]	498.3
Current liabilities	1,203.3	648.2	[1]	1,187.7
Total liabilities	4,579.4	4,560.9	[1]	5,005.5
Total equity	$ (89.8)	(314.4)	[1],[2]	328.7	[2]	$ 1,341.6	[2]
As previously reported
Property, plant and equipment		1,352.7		1,740.2
Noncurrent assets		3,352.7		4,392.1
TOTAL ASSETS		4,277.0		5,364.7
Deferred income tax liabilities		100.5		137.1
Trade and other non-current payables		5.2		4.6
Non-current liabilities		3,879.2		3,795.4
Trade and other current payables		422.5		532.6
Current liabilities		693.6		1,222.0
Total liabilities		4,572.8		5,017.4
Total equity		(295.8)		347.3		1,360.2
Adjustments
Property, plant and equipment		(30.5)		(30.5)
Noncurrent assets		(30.5)		(30.5)
TOTAL ASSETS		(30.5)		(30.5)
Deferred income tax liabilities		(11.9)		(11.9)
Trade and other non-current payables		45.4		34.3
Non-current liabilities		33.5		22.4
Trade and other current payables		(45.4)		(34.3)
Current liabilities		(45.4)		(34.3)
Total liabilities		(11.9)		(11.9)
Total equity		$ (18.6)		$ (18.6)		$ (18.6)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[2]	Revised for a correction to Property, plant and equipment (see note 34)